IMPAIRIMENTS RESTRUCTURING AND OTHERS (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 21	$ 51
Capital loss From Currency Translation	52	0
Integration Expenses	23	13
Impairment of long-lived assets	11	13
Acquisition costs	0	24
Other expenses	3	(1)
Restructuring	130	19
Total	240	$ 119
Property Plant And Equipment	8,160		$ 8,073
Godollo [Member]
Impairment [Line Items]
Impairment			$ 80
Property Plant And Equipment	$ 87